Loans and Other Borrowings - Summary of Components of Capital (Detail) - GBP (£) £ in Millions	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Disclosure Of Detailed Information About Borrowings [Abstract]
Net debt	£ 11,035	£ 9,627	£ 8,932
Total parent shareholders’ equity	10,140	9,877	8,305
Total	£ 21,175	£ 19,504	£ 17,237